COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Summary of Capital Commitments	The Company had the following capital commitments at the end of the year:

	2024	2023	2022
	US$’000	US$’000	US$’000
Construction in progress	3,047	11,270	22,706